Average Annual Total Returns - BlackRock Large Cap Focus Growth V.I. Fund	May 01, 2021
Russell 1000® Growth Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	38.49%
5 Years	21.00%
10 Years	17.21%
Class I Shares
Average Annual Return:
1 Year	43.74%
5 Years	22.39%
10 Years	17.69%
Class III Shares
Average Annual Return:
1 Year	43.43%
5 Years	22.07%
10 Years	17.39%